Derivatives (Details 1) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
IfrsStatementLineItems [Line Items]
Interest rate contracts – Futures	$ 13,651	$ 347,110
Foreign currency exchange rate contracts – Futures	2,343,803	866,119
Interest rate contracts – Swaps	1,082,730	170,576
Exchange rate contracts – Swaps	1,376,129
Foreign currency exchange rate contracts - Non-deliverable forwards (NDF)	299,542	418,493
Equity - Total Return Swap (TRS)	83,680	111,479
Warrants	23,699	23,645
Call Options	27,000	27,000
Forward Contract		202,600
Total	5,250,234	2,167,022
Later than one month and not later than three months [member]
IfrsStatementLineItems [Line Items]
Interest rate contracts – Futures		305,566
Foreign currency exchange rate contracts – Futures	2,343,803	866,119
Interest rate contracts – Swaps	412,681	65,000
Exchange rate contracts – Swaps	415,507
Foreign currency exchange rate contracts - Non-deliverable forwards (NDF)	126,508	381,493
Equity - Total Return Swap (TRS)	43,127	9,945
Warrants
Call Options	27,000
Forward Contract		202,600
Total	3,368,626	1,830,723
Later than three months and not later than one year [member]
IfrsStatementLineItems [Line Items]
Interest rate contracts – Futures		14,521
Foreign currency exchange rate contracts – Futures
Interest rate contracts – Swaps	384,567
Exchange rate contracts – Swaps	679,327
Foreign currency exchange rate contracts - Non-deliverable forwards (NDF)	173,034	37,000
Equity - Total Return Swap (TRS)	16,287	85,043
Warrants
Call Options
Forward Contract
Total	1,253,215	136,564
Later than one year [member]
IfrsStatementLineItems [Line Items]
Interest rate contracts – Futures	13,651	27,023
Foreign currency exchange rate contracts – Futures
Interest rate contracts – Swaps	285,482	105,576
Exchange rate contracts – Swaps	281,295
Foreign currency exchange rate contracts - Non-deliverable forwards (NDF)
Equity - Total Return Swap (TRS)	24,266	16,491
Warrants	23,699	23,645
Call Options		27,000
Forward Contract
Total	$ 628,393	$ 199,735